CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts on trade receivables	$ 3.4	$ 3.5	$ 3.2
Accumulated depreciation on property, plant and equipment	236.4	226.0	210.6
Accumulated amortization on intangible assets	$ 34.7	$ 29.7	$ 25.1
RCPC Preferred Stock, par value (usd per share)	$ 1.00	$ 1.00	$ 1.00
RCPC Preferred Stock, shares authorized (shares)	1,000	1,000	1,000
RCPC Preferred Stock, shares issued (shares)	546	546	546
RCPC Preferred Stock, shares outstanding (shares)	546	546	546
Common Stock, par value (usd per share)	$ 1.00	$ 1.00	$ 1.00
Common Stock, shares authorized (shares)	10,000	10,000	10,000
Common Stock, shares issued (shares)	5,260	5,260	5,260
Common Stock, Shares, Outstanding	5,260	5,260	5,260